Non-current assets by geographic location - AUD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current Assets By Geographic Location
Australia	$ 562,500
USA	4,599,618
Hong Kong	1,946,263	262,626	13,136,585
China	4,138,043	2,139,605	1,580,444
Korea	$ 10,562,521	$ 4,915,447